Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 201,040	$ 592,498
Cash on vessels	1,263	1,154
Total cash	$ 202,303	$ 593,652	$ 186,462	$ 99,887